Borrowings and leases - Schedule of Borrowings Outstanding (Details) ₱ in Millions, € in Millions, kr in Millions, $ in Millions, $ in Millions, ¥ in Billions			1 Months Ended		12 Months Ended
	Feb. 20, 2024 USD ($)	Feb. 20, 2024 PHP (₱)	Nov. 30, 2024 PHP (₱)	Aug. 31, 2024 PHP (₱)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 NOK (kr)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 PHP (₱)	Feb. 01, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings					€ 9,940	€ 10,096
Total current borrowings					1,391	1,300
Proceeds from borrowings, net					1,008	694	€ 0
Borrowings, percentage payable upon maturity	90.00%	90.00%
Repayments on third party borrowings					1,207	1,159	€ 938
€350 million 2.375% Notes 2025
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 350
Borrowings, interest rate					2.375%			2.375%	2.375%	2.375%	2.375%	2.375%
Total non-current borrowings					€ 0	349
€250 million 2.750% Notes 2026
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 250
Borrowings, interest rate					2.75%			2.75%	2.75%	2.75%	2.75%	2.75%
Total non-current borrowings					€ 247	245
€600 million 1.75% Notes 2026
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 600
Borrowings, interest rate					1.75%			1.75%	1.75%	1.75%	1.75%	1.75%
Total non-current borrowings					€ 593	588
€400 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 400
Borrowings, interest rate					1.50%			1.50%	1.50%	1.50%	1.50%	1.50%
Total non-current borrowings					€ 387	381
€250 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 250
Borrowings, interest rate					1.50%			1.50%	1.50%	1.50%	1.50%	1.50%
Total non-current borrowings					€ 256	258
€500 million 1.75% Notes 2028
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 500
Borrowings, interest rate					1.75%			1.75%	1.75%	1.75%	1.75%	1.75%
Total non-current borrowings					€ 484	478
€750 million 0.20% Notes 2028
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 750
Borrowings, interest rate					0.20%			0.20%	0.20%	0.20%	0.20%	0.20%
Total non-current borrowings					€ 746	745
€500 million 1.125% Notes 2029
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 500
Borrowings, interest rate					1.125%			1.125%	1.125%	1.125%	1.125%	1.125%
Total non-current borrowings					€ 497	496
€500 million 1.875% Notes 2030
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 500
Borrowings, interest rate					1.875%			1.875%	1.875%	1.875%	1.875%	1.875%
Total non-current borrowings					€ 485	482
€700 million 3.875% Notes 2030
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 700
Borrowings, interest rate					3.875%			3.875%	3.875%	3.875%	3.875%	3.875%
Total non-current borrowings					€ 695	694
€500 million 0.70% Notes 2031
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 500
Borrowings, interest rate					0.70%			0.70%	0.70%	0.70%	0.70%	0.70%
Total non-current borrowings					€ 485	482
€800 million 0.00% Notes 2025
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 800
Borrowings, interest rate					0.00%			0.00%	0.00%	0.00%	0.00%	0.00%
Total non-current borrowings					€ 0	798
€700 million 0.50% Notes 2029
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 700
Borrowings, interest rate					0.50%			0.50%	0.50%	0.50%	0.50%	0.50%
Total non-current borrowings					€ 696	695
€600 million 3.250% Notes Due 2032
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 600
Borrowings, interest rate					3.25%			3.25%	3.25%	3.25%	3.25%	3.25%
Total non-current borrowings					€ 594	0
€1 billion 0.875% Notes 2033
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 1,000
Borrowings, interest rate					0.875%			0.875%	0.875%	0.875%	0.875%	0.875%
Total non-current borrowings					€ 992	991
€750 million 1.50% Notes 2041
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 750
Borrowings, interest rate					1.50%			1.50%	1.50%	1.50%	1.50%	1.50%
Total non-current borrowings					€ 746	746
US$500 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Notional amount | $								$ 500
Borrowings, interest rate					1.50%			1.50%	1.50%	1.50%	1.50%	1.50%
Total non-current borrowings					€ 478	451
A$30 million 4.166% Notes 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | $									$ 30
Borrowings, interest rate					4.166%			4.166%	4.166%	4.166%	4.166%	4.166%
Total non-current borrowings					€ 0	19
A$20 million 4.25% Notes 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | $									$ 20
Borrowings, interest rate					4.25%			4.25%	4.25%	4.25%	4.25%	4.25%
Total non-current borrowings					€ 0	13
A$30 million 4.125% Notes 2026
Disclosure of detailed information about borrowings [line items]
Notional amount | $									$ 30
Borrowings, interest rate					4.125%			4.125%	4.125%	4.125%	4.125%	4.125%
Total non-current borrowings					€ 18	19
A$50 million 4.155% Notes 2028
Disclosure of detailed information about borrowings [line items]
Notional amount | $									$ 50
Borrowings, interest rate					4.155%			4.155%	4.155%	4.155%	4.155%	4.155%
Total non-current borrowings					€ 32	33
A$133 million 2.45% Notes 2029
Disclosure of detailed information about borrowings [line items]
Notional amount | $									$ 133
Borrowings, interest rate					2.45%			2.45%	2.45%	2.45%	2.45%	2.45%
Total non-current borrowings					€ 80	83
A$50 million 4.20% Notes 2031
Disclosure of detailed information about borrowings [line items]
Notional amount | $									$ 50
Borrowings, interest rate					4.20%			4.20%	4.20%	4.20%	4.20%	4.20%
Total non-current borrowings					€ 33	34
A$187 million 4.20% Notes 2031
Disclosure of detailed information about borrowings [line items]
Notional amount | $									$ 187
Borrowings, interest rate					4.20%			4.20%	4.20%	4.20%	4.20%	4.20%
Total non-current borrowings					€ 123	128
A$13 million 4.20% Notes 2031
Disclosure of detailed information about borrowings [line items]
Notional amount | $									$ 13
Borrowings, interest rate					4.20%			4.20%	4.20%	4.20%	4.20%	4.20%
Total non-current borrowings					€ 9	9
NOK1 billion 3.04% Notes 2028
Disclosure of detailed information about borrowings [line items]
Notional amount | kr										kr 1,000
Borrowings, interest rate					3.04%			3.04%	3.04%	3.04%	3.04%	3.04%
Total non-current borrowings					€ 87	92
NOK750 million 2.75% Notes 2030
Disclosure of detailed information about borrowings [line items]
Notional amount | kr										kr 750
Borrowings, interest rate					2.75%			2.75%	2.75%	2.75%	2.75%	2.75%
Total non-current borrowings					€ 65	68
US$50 million 2.6525% Notes 2030
Disclosure of detailed information about borrowings [line items]
Notional amount | $								$ 50
Borrowings, interest rate					2.6525%			2.6525%	2.6525%	2.6525%	2.6525%	2.6525%
Total non-current borrowings					€ 48	45
JPY10 billion 4.15% Notes 2036
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥											¥ 10.0
Borrowings, interest rate					4.15%			4.15%	4.15%	4.15%	4.15%	4.15%
Total non-current borrowings					€ 67	67
JPY12.3 billion 0.00% Notes 2037
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥											¥ 12.3
Borrowings, interest rate					0.00%			0.00%	0.00%	0.00%	0.00%	0.00%
Total non-current borrowings					€ 63	65
PHP Term Loan due 2034
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings					387	0
Credit facility | $													$ 500
Proceeds from borrowings, net	$ 420	₱ 23,500
Lease obligations
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings					547	542
€800 million 0.00% Notes 2025
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 800
Borrowings, interest rate					0.00%			0.00%	0.00%	0.00%	0.00%	0.00%
Total current borrowings					€ 799	0
€350 million 2.375% Notes 2025
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 350
Borrowings, interest rate					2.375%			2.375%	2.375%	2.375%	2.375%	2.375%
Total current borrowings					€ 351	0
€500 million 1.125 % Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 500
Borrowings, interest rate					1.125%			1.125%	1.125%	1.125%	1.125%	1.125%
Total current borrowings					€ 0	500
US$650 million 0.8% Notes 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | $								$ 650
Borrowings, interest rate					0.80%			0.80%	0.80%	0.80%	0.80%	0.80%
Total current borrowings					€ 0	588
A$30 million 4.166% Notes 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | $									$ 30
Borrowings, interest rate					4.166%			4.166%	4.166%	4.166%	4.166%	4.166%
Total current borrowings					€ 19	0
A$20 million 4.250% Notes 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | $									$ 20
Borrowings, interest rate					4.25%			4.25%	4.25%	4.25%	4.25%	4.25%
Total current borrowings					€ 12	0
A$100 million 3.50 % USD Notes 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | $									$ 100
Borrowings, interest rate					3.50%			3.50%	3.50%	3.50%	3.50%	3.50%
Total current borrowings					€ 0	62
PHP3.5 billion 6.00% Loan 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | ₱												₱ 3,500
Borrowings, interest rate					6.00%			6.00%	6.00%	6.00%	6.00%	6.00%
Total current borrowings					€ 16	0
Repayments on third party borrowings | ₱			₱ 2,000	₱ 500
PHP2 billion 5.750% Loan 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | ₱												₱ 2,000
Borrowings, interest rate					5.75%			5.75%	5.75%	5.75%	5.75%	5.75%
Total current borrowings					€ 33	0
Lease obligations
Disclosure of detailed information about borrowings [line items]
Total current borrowings					€ 161	€ 150